Earnings/ (Loss) per Common Share (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Earnings/ (Loss) per Common Share [Abstract]
Potential common shares	10,950,915	9,176,000	10,950,915	9,176,000